AST MFS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 88.2%
Common Stocks — 69.1%
Aerospace & Defense — 0.8%
Dassault Aviation SA (France)	2,210	$249,340
Howmet Aerospace, Inc.	49,709	1,550,921
Kratos Defense & Security Solutions, Inc.*	6,021	134,329
L3Harris Technologies, Inc.	6,616	1,457,108
Lockheed Martin Corp.	2,813	970,766
MTU Aero Engines AG (Germany)	1,473	332,217
Northrop Grumman Corp.	7,688	2,768,833
PAE, Inc.*	43,239	258,569
Raytheon Technologies Corp.	16,268	1,398,397
Rolls-Royce Holdings PLC (United Kingdom)*	275,460	515,992
		9,636,472
Airlines — 0.2%
Alaska Air Group, Inc.*	8,817	516,676
Delta Air Lines, Inc.*	7,605	324,049
JetBlue Airways Corp.*	30,565	467,339
Ryanair Holdings PLC (Ireland), ADR*	8,071	888,294
		2,196,358
Auto Components — 0.4%
Bridgestone Corp. (Japan)	7,900	373,059
Cie Generale des Etablissements Michelin SCA (France)	1,521	233,140
Continental AG (Germany)*	7,721	842,416
Koito Manufacturing Co. Ltd. (Japan)	22,500	1,348,459
Lear Corp.	6,111	956,249
Stoneridge, Inc.*	5,187	105,763
Toyota Industries Corp. (Japan)	7,800	638,795
Visteon Corp.*	4,837	456,565
Vitesco Technologies Group AG (Germany)*	1,544	91,213
		5,045,659
Automobiles — 0.1%
Hero MotoCorp Ltd. (India)	9,794	373,294
Mahindra & Mahindra Ltd. (India)	95,033	1,022,457
		1,395,751
Banks — 3.9%
Absa Group Ltd. (South Africa)	28,978	292,767
AIB Group PLC (Ireland)*	291,881	782,987
Banco de Chile (Chile)	2,699,792	249,408
Bank of Hawaii Corp.	4,405	361,959
Bank of Ireland Group PLC (Ireland)*	86,439	503,410
Bank OZK	4,209	180,903
Barclays PLC (United Kingdom)	449,441	1,139,787
BNP Paribas SA (France)	36,259	2,314,913
Brookline Bancorp, Inc.	22,941	350,080
Cathay General Bancorp	14,012	579,957
China Construction Bank Corp. (China) (Class H Stock)	784,000	558,348
Citigroup, Inc.	34,716	2,436,369
Comerica, Inc.	8,895	716,047
Credicorp Ltd. (Peru)(a)	6,855	760,494
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	27,500	$608,548
E.Sun Financial Holding Co. Ltd. (Taiwan)	57,099	53,717
East West Bancorp, Inc.	12,710	985,533
First Hawaiian, Inc.(a)	14,940	438,489
First Interstate BancSystem, Inc. (Class A Stock)	8,371	337,016
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	58,162	372,756
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	196,129	184,713
Hanmi Financial Corp.	13,646	273,739
HDFC Bank Ltd. (India)	124,746	2,673,780
ING Groep NV (Netherlands)	70,179	1,019,052
JPMorgan Chase & Co.	40,179	6,576,900
KBC Group NV (Belgium)	8,592	771,038
KeyCorp	40,001	864,822
Komercni banka A/S (Czech Republic)*	9,845	399,094
Lakeland Financial Corp.(a)	3,844	273,847
Mitsubishi UFJ Financial Group, Inc. (Japan)	266,300	1,564,441
National Australia Bank Ltd. (Australia)	25,914	513,193
NatWest Group PLC (United Kingdom)	563,146	1,699,752
PNC Financial Services Group, Inc. (The)	10,701	2,093,544
Prosperity Bancshares, Inc.(a)	19,564	1,391,587
Resona Holdings, Inc. (Japan)	58,100	232,980
Sandy Spring Bancorp, Inc.	5,214	238,905
Sberbank of Russia PJSC (Russia)	343,958	1,610,377
Signature Bank	2,981	811,667
SVB Financial Group*	1,337	864,879
Texas Capital Bancshares, Inc.*	2,561	153,711
Tisco Financial Group PCL (Thailand)	127,500	343,777
Toronto-Dominion Bank (The) (Canada)	14,520	961,236
Truist Financial Corp.	26,120	1,531,938
U.S. Bancorp	26,108	1,551,859
UMB Financial Corp.	5,499	531,808
Umpqua Holdings Corp.	58,262	1,179,805
Wintrust Financial Corp.	10,443	839,304
Zions Bancorp NA	22,711	1,405,584
		46,580,820
Beverages — 0.9%
Ambev SA (Brazil), ADR	118,251	326,373
China Resources Beer Holdings Co. Ltd. (China)	74,000	547,684
Coca-Cola Europacific Partners PLC (United Kingdom)	12,116	669,894
Constellation Brands, Inc. (Class A Stock)	1,137	239,554
Diageo PLC (United Kingdom)	98,863	4,777,034
Duckhorn Portfolio, Inc. (The)*	9,762	223,452
Heineken NV (Netherlands)	2,253	234,940
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	5,200	132,924
Kirin Holdings Co. Ltd. (Japan)	20,000	370,322
A1

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	2,500	$708,062
PepsiCo, Inc.	9,487	1,426,940
Pernod Ricard SA (France)	4,139	912,766
		10,569,945
Biotechnology — 0.4%
Abcam PLC (United Kingdom)*	14,587	295,972
Allovir, Inc.*	5,989	150,085
Alnylam Pharmaceuticals, Inc.*	5,133	969,162
Amicus Therapeutics, Inc.*	6,926	66,143
Annexon, Inc.*	5,773	107,436
Ascendis Pharma A/S (Denmark), ADR*(a)	4,288	683,464
BioAtla, Inc.*	3,811	112,196
Bioxcel Therapeutics, Inc.*(a)	3,277	99,457
Bridgebio Pharma, Inc.*	3,532	165,545
Hugel, Inc. (South Korea)*	2,421	351,662
Immunocore Holdings PLC (United Kingdom), ADR*	2,633	97,605
Lyell Immunopharma, Inc.*(a)	7,691	113,827
MaxCyte, Inc.*	12,373	151,074
Neurocrine Biosciences, Inc.*	1,422	136,384
Oxford Nanopore Technologies PLC (United Kingdom)*	14,951	123,408
Prelude Therapeutics, Inc.*(a)	3,678	114,938
Recursion Pharmaceuticals, Inc. (Class A Stock)*(a)	7,019	161,507
Sana Biotechnology, Inc.*	5,862	132,012
SpringWorks Therapeutics, Inc.*(a)	3,120	197,933
Turning Point Therapeutics, Inc.*	2,237	148,604
Twist Bioscience Corp.*	1,594	170,510
Vertex Pharmaceuticals, Inc.*	4,911	890,806
		5,439,730
Building Products — 1.2%
Advanced Drainage Systems, Inc.	2,613	282,648
Armstrong World Industries, Inc.	6,022	574,920
Assa Abloy AB (Sweden) (Class B Stock)	16,761	486,842
AZEK Co., Inc. (The)*	33,606	1,227,627
Builders FirstSource, Inc.*	14,332	741,538
Daikin Industries Ltd. (Japan)	6,400	1,391,647
Fortune Brands Home & Security, Inc.	7,790	696,582
Johnson Controls International PLC	62,985	4,288,019
Masco Corp.	34,492	1,916,031
Owens Corning	10,030	857,565
Trane Technologies PLC	7,929	1,368,942
Trex Co., Inc.*	2,140	218,130
		14,050,491
Capital Markets — 2.9%
Apollo Global Management, Inc.	13,681	842,613
B3 SA - Brasil Bolsa Balcao (Brazil)	160,900	377,598
BlackRock, Inc.	2,033	1,704,996
Cboe Global Markets, Inc.	7,513	930,560
Charles Schwab Corp. (The)	26,110	1,901,852
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Credit Suisse Group AG (Switzerland)	44,104	$438,438
Deutsche Boerse AG (Germany)	6,925	1,124,099
Euronext NV (Netherlands), 144A	6,090	689,295
Focus Financial Partners, Inc. (Class A Stock)*	11,753	615,505
GCM Grosvenor, Inc. (Class A Stock)(a)	8,527	98,231
Goldman Sachs Group, Inc. (The)	4,007	1,514,766
Hamilton Lane, Inc. (Class A Stock)	5,625	477,112
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	7,600	467,512
IG Group Holdings PLC (United Kingdom)	38,925	423,781
Invesco Ltd.	17,648	425,493
Julius Baer Group Ltd. (Switzerland)	14,152	939,661
KKR & Co., Inc.	6,988	425,429
London Stock Exchange Group PLC (United Kingdom)	2,186	218,369
Macquarie Group Ltd. (Australia)	3,825	497,384
Moody’s Corp.	1,650	585,931
Morgan Stanley	29,048	2,826,661
Moscow Exchange MICEX-RTS PJSC (Russia)	359,382	857,363
MSCI, Inc.	8,881	5,402,668
Nasdaq, Inc.	20,160	3,891,283
Northern Trust Corp.	10,386	1,119,715
Open Lending Corp. (Class A Stock)*	9,887	356,624
Raymond James Financial, Inc.	10,838	1,000,131
St. James’s Place PLC (United Kingdom)	34,909	707,655
State Street Corp.	7,454	631,503
T. Rowe Price Group, Inc.	867	170,539
Tradeweb Markets, Inc. (Class A Stock)	9,953	804,003
UBS Group AG (Switzerland)	116,163	1,862,849
WisdomTree Investments, Inc.(a)	64,265	364,383
		34,694,002
Chemicals — 2.2%
Air Liquide SA (France)	4,726	757,910
Air Products & Chemicals, Inc.	942	241,256
Akzo Nobel NV (Netherlands)	10,600	1,157,408
Ashland Global Holdings, Inc.	7,723	688,274
Avient Corp.	9,797	454,091
Axalta Coating Systems Ltd.*	60,929	1,778,518
Celanese Corp.	5,593	842,530
Corteva, Inc.	19,575	823,716
Croda International PLC (United Kingdom)	6,433	738,406
Diversey Holdings Ltd.*	18,108	290,452
DuPont de Nemours, Inc.	28,077	1,908,955
Eastman Chemical Co.	11,361	1,144,507
Element Solutions, Inc.	24,434	529,729
FMC Corp.	5,537	506,968
Ingevity Corp.*	5,259	375,335
International Flavors & Fragrances, Inc.	1,912	255,673
Kansai Paint Co. Ltd. (Japan)	12,400	307,632
Linde PLC (United Kingdom)	11,425	3,371,609
Nitto Denko Corp. (Japan)	10,400	739,227

A2

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
PPG Industries, Inc.	12,564	$1,796,778
PTT Global Chemical PCL (Thailand)	196,100	363,828
Scotts Miracle-Gro Co. (The)	4,772	698,430
Sherwin-Williams Co. (The)	12,691	3,550,053
Sika AG (Switzerland)	3,445	1,094,147
Symrise AG (Germany)	8,530	1,121,459
UPL Ltd. (India)	94,477	897,183
		26,434,074
Commercial Services & Supplies — 0.6%
ACV Auctions, Inc. (Class A Stock)*	25,127	449,522
Boyd Group Services, Inc. (Canada)	1,288	238,920
Brambles Ltd. (Australia)	47,555	367,589
BrightView Holdings, Inc.*	10,094	148,987
Copart, Inc.*	12,984	1,801,141
GFL Environmental, Inc. (Canada)(a)	9,766	362,807
Republic Services, Inc.	7,465	896,248
Ritchie Bros. Auctioneers, Inc. (Canada) (NYSE)(a)	9,779	602,973
Ritchie Bros. Auctioneers, Inc. (Canada) (XTSE)	21,291	1,313,836
Secom Co. Ltd. (Japan)	4,400	318,547
US Ecology, Inc.*	5,087	164,564
Waste Connections, Inc.	7,002	881,762
		7,546,896
Communications Equipment — 0.1%
Motorola Solutions, Inc.	4,293	997,350
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	32,112	361,843
VTech Holdings Ltd. (Hong Kong)	28,200	205,480
		1,564,673
Construction & Engineering — 0.1%
API Group Corp., 144A*	14,897	303,154
Quanta Services, Inc.	7,443	847,162
		1,150,316
Construction Materials — 0.3%
Vulcan Materials Co.	23,326	3,945,826
Consumer Finance — 0.4%
AEON Financial Service Co. Ltd. (Japan)	14,500	183,092
American Express Co.	12,276	2,056,598
Discover Financial Services	7,600	933,660
Encore Capital Group, Inc.*	10,725	528,421
SLM Corp.	80,592	1,418,419
		5,120,190
Containers & Packaging — 0.5%
Ardagh Metal Packaging SA*(a)	19,625	195,465
Ball Corp.	8,397	755,478
Berry Global Group, Inc.*	22,505	1,370,104
Crown Holdings, Inc.	6,114	616,169
Graphic Packaging Holding Co.	71,386	1,359,190
Pactiv Evergreen, Inc.	21,970	275,064
Silgan Holdings, Inc.(a)	6,911	265,106
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
TriMas Corp.*	11,234	$363,532
Westrock Co.	15,625	778,594
		5,978,702
Distributors — 0.3%
Funko, Inc. (Class A Stock)*	8,111	147,701
LKQ Corp.*	48,471	2,439,061
Pool Corp.	3,766	1,635,988
		4,222,750
Diversified Consumer Services — 0.3%
Altimeter Growth Corp., UTS*	15,134	161,026
Bright Horizons Family Solutions, Inc.*	14,835	2,068,296
European Wax Center, Inc. (Class A Stock)*	11,579	324,328
Grand Canyon Education, Inc.*	10,463	920,325
New Oriental Education & Technology Group, Inc. (China), ADR*	28,108	57,621
Regis Corp.*(a)	17,624	61,332
		3,592,928
Diversified Financial Services — 0.2%
Altimeter Growth Corp. 2 (Class A Stock)*	14,313	141,555
Catalyst Partners Acquisition Corp., UTS*	9,928	97,791
CF Finance Acquisition Corp. (PIPE)*	19,921	229,490
Dragoneer Growth Opportunities Corp. (PIPE)*^	3,396	32,123
Element Fleet Management Corp. (Canada)(a)	120,048	1,211,285
Equitable Holdings, Inc.	32,016	948,954
		2,661,198
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA (Spain), 144A	29,264	1,805,041
Helios Towers PLC (Tanzania)*(a)	442,658	1,087,697
Hellenic Telecommunications Organization SA (Greece)	70,426	1,321,488
Telkom Indonesia Persero Tbk PT (Indonesia)	1,555,100	399,107
		4,613,333
Electric Utilities — 1.0%
American Electric Power Co., Inc.	12,193	989,828
CLP Holdings Ltd. (Hong Kong)	31,500	302,997
Duke Energy Corp.	28,557	2,786,878
Edison International	8,979	498,065
Eversource Energy	10,209	834,688
Iberdrola SA (Spain)	129,370	1,298,541
NextEra Energy, Inc.	4,464	350,513
Orsted A/S (Denmark), 144A	2,037	269,903
PG&E Corp.*	106,803	1,025,309
Pinnacle West Capital Corp.(a)	10,895	788,362
Portland General Electric Co.	9,555	448,989
Southern Co. (The)	35,578	2,204,769

A3

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	8,673	$542,062
		12,340,904
Electrical Equipment — 1.3%
AMETEK, Inc.	23,789	2,950,074
Array Technologies, Inc.*	13,532	250,613
Eaton Corp. PLC	21,635	3,230,322
Generac Holdings, Inc.*	446	182,267
Legrand SA (France)	6,827	731,199
nVent Electric PLC	11,433	369,629
Prysmian SpA (Italy)	14,295	500,889
Regal Beloit Corp.(a)	7,068	1,062,603
Schneider Electric SE	24,749	4,114,642
Sensata Technologies Holding PLC*	24,035	1,315,195
Shoals Technologies Group, Inc. (Class A Stock)*(a)	15,188	423,441
Vertiv Holdings Co.	6,466	155,766
		15,286,640
Electronic Equipment, Instruments & Components — 0.7%
Advanced Energy Industries, Inc.	5,933	520,621
Corning, Inc.	20,473	747,060
Delta Electronics, Inc. (Taiwan)	66,000	593,032
Hon Hai Precision Industry Co. Ltd. (Taiwan)	147,000	548,843
Kyocera Corp. (Japan)	11,400	712,837
Littelfuse, Inc.	3,535	966,009
Methode Electronics, Inc.	8,846	371,974
nLight, Inc.*	4,088	115,241
Plexus Corp.*	5,270	471,191
Rogers Corp.*	1,683	313,846
Softchoice Corp. (Canada)	16,861	393,237
TE Connectivity Ltd.	6,088	835,395
Yokogawa Electric Corp. (Japan)	25,900	451,553
Zebra Technologies Corp. (Class A Stock)*	2,585	1,332,360
		8,373,199
Energy Equipment & Services — 0.1%
ChampionX Corp.*	19,054	426,048
Frank’s International NV*(a)	52,963	155,711
Halliburton Co.	16,874	364,816
		946,575
Entertainment — 0.9%
Activision Blizzard, Inc.	9,202	712,143
Electronic Arts, Inc.	17,684	2,515,549
IMAX Corp.*	13,351	253,402
Manchester United PLC (United Kingdom) (Class A Stock)(a)	19,175	371,420
NetEase, Inc. (China), ADR	19,611	1,674,779
Netflix, Inc.*	3,174	1,937,219
Nintendo Co. Ltd. (Japan)	400	193,391
ROBLOX Corp. (Class A Stock)*(a)	8,921	673,982
Sea Ltd. (Taiwan), ADR*	3,554	1,132,766
Take-Two Interactive Software, Inc.*	9,561	1,473,063
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Warner Music Group Corp. (Class A Stock)	9,029	$385,900
		11,323,614
Equity Real Estate Investment Trusts (REITs) — 5.5%
Advance Residence Investment Corp. (Japan)	301	979,203
Alexandria Real Estate Equities, Inc.	6,218	1,188,073
Allied Properties Real Estate Investment Trust (Canada)	12,998	412,742
American Homes 4 Rent (Class A Stock)	45,559	1,736,709
American Tower Corp.	6,189	1,642,622
AvalonBay Communities, Inc.	9,186	2,035,985
Big Yellow Group PLC (United Kingdom)	72,614	1,361,142
Boston Properties, Inc.	9,868	1,069,198
Brixmor Property Group, Inc.	82,787	1,830,421
Broadstone Net Lease, Inc.(a)	14,925	370,289
CoreSite Realty Corp.	18,418	2,551,630
Douglas Emmett, Inc.	26,630	841,774
Embassy Office Parks REIT (India)	120,383	548,958
Empire State Realty Trust, Inc. (Class A Stock)(a)	29,669	297,580
Equinix, Inc.	3,010	2,378,291
Equity LifeStyle Properties, Inc.	19,585	1,529,588
Extra Space Storage, Inc.	19,851	3,334,769
Fibra Uno Administracion SA de CV (Mexico)	466,978	531,420
Goodman Group (Australia)	105,479	1,629,914
Granite Real Estate Investment Trust (Canada)	16,090	1,144,313
Host Hotels & Resorts, Inc.*(a)	87,503	1,428,924
Industrial Logistics Properties Trust	23,356	593,476
Innovative Industrial Properties, Inc.(a)	1,488	343,981
Japan Logistics Fund, Inc. (Japan)	266	791,297
Lexington Realty Trust(a)	29,206	372,377
Life Storage, Inc.	14,969	1,717,543
Link REIT (Hong Kong)	92,600	792,806
Mapletree Commercial Trust (Singapore)	978,700	1,479,271
Mapletree Logistics Trust (Singapore)	689,518	1,029,119
Medical Properties Trust, Inc.	58,051	1,165,084
Mid-America Apartment Communities, Inc.	14,143	2,641,205
National Retail Properties, Inc.	22,618	976,871
National Storage Affiliates Trust	4,821	254,501
National Storage REIT (Australia)	557,676	922,007
Office Properties Income Trust	4,556	115,403
Phillips Edison & Co., Inc.(a)	27,139	833,439
Prologis, Inc.	31,314	3,927,715
Public Storage	1,606	477,143
Rayonier, Inc.	31,954	1,140,119
SBA Communications Corp.	4,042	1,336,164
Shaftesbury PLC (United Kingdom)	137,833	1,127,931
Simon Property Group, Inc.	12,024	1,562,759
Spirit Realty Capital, Inc.	9,124	420,069
STAG Industrial, Inc.	59,540	2,336,945

A4

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
STORE Capital Corp.(a)	42,909	$1,374,375
Sun Communities, Inc.	13,851	2,563,820
UNITE Group PLC (The) (United Kingdom)	31,298	459,460
Urban Edge Properties	48,550	888,951
VICI Properties, Inc.(a)	74,046	2,103,647
Warehouses De Pauw CVA (Belgium)	33,659	1,369,570
Welltower, Inc.	24,220	1,995,728
Weyerhaeuser Co.	5,626	200,117
WP Carey, Inc.	9,023	659,040
		66,815,478
Food & Staples Retailing — 0.4%
Albertson’s Cos., Inc. (Class A Stock)(a)	25,427	791,542
BIM Birlesik Magazalar A/S (Turkey)	55,079	395,418
Kroger Co. (The)(a)	8,217	332,213
Ocado Group PLC (United Kingdom)*	10,253	229,161
Performance Food Group Co.*	5,512	256,088
Sugi Holdings Co. Ltd. (Japan)	6,200	450,357
Tesco PLC (United Kingdom)	186,708	635,214
Wal-Mart de Mexico SAB de CV (Mexico)	171,326	580,590
Walmart, Inc.	4,072	567,555
		4,238,138
Food Products — 1.2%
Archer-Daniels-Midland Co.	17,394	1,043,814
Danone SA (France)	14,827	1,012,547
Gruma SAB de CV (Mexico) (Class B Stock)	39,025	446,070
Hostess Brands, Inc.*(a)	29,899	519,346
Ingredion, Inc.	5,593	497,833
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	145,200	847,301
J.M. Smucker Co. (The)(a)	7,015	842,010
Kellogg Co.(a)	11,293	721,849
Laird Superfood, Inc.*(a)	2,025	38,637
Mondelez International, Inc. (Class A Stock)	5,948	346,055
Nestle SA (Switzerland)	50,852	6,132,426
Nomad Foods Ltd. (United Kingdom)*(a)	14,786	407,502
Oatly Group AB, ADR*(a)	43,253	653,985
Orion Corp. (South Korea)	5,598	554,716
Tingyi Cayman Islands Holding Corp. (China)	176,000	326,677
		14,390,768
Gas Utilities — 0.2%
APA Group (Australia)	27,890	174,794
Atmos Energy Corp.	3,737	329,603
China Resources Gas Group Ltd. (China)	142,000	744,847
New Jersey Resources Corp.	9,637	335,464
South Jersey Industries, Inc.(a)	18,196	386,847
		1,971,555
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	31,098	$3,673,607
Acutus Medical, Inc.*(a)	9,988	88,294
Alcon, Inc. (Switzerland)	1,812	147,037
Align Technology, Inc.*	1,918	1,276,295
Becton, Dickinson & Co.	3,405	837,017
Boston Scientific Corp.*	72,387	3,140,872
CryoPort, Inc.*(a)	5,562	369,929
Danaher Corp.	19,152	5,830,635
DENTSPLY SIRONA, Inc.	11,904	691,027
Edwards Lifesciences Corp.*	9,175	1,038,702
Envista Holdings Corp.*	13,728	573,968
Hologic, Inc.*	6,919	510,691
IDEXX Laboratories, Inc.*	1,513	940,935
Koninklijke Philips NV (Netherlands)	20,031	889,308
Masimo Corp.*	4,515	1,222,256
Medtronic PLC	28,487	3,570,845
Nevro Corp.*	2,190	254,872
Outset Medical, Inc.*	3,673	181,593
PROCEPT BioRobotics Corp.*	3,300	125,895
Silk Road Medical, Inc.*	2,234	122,937
STERIS PLC	12,895	2,634,191
Terumo Corp. (Japan)	22,200	1,046,868
West Pharmaceutical Services, Inc.	3,874	1,644,668
Zimmer Biomet Holdings, Inc.	6,492	950,169
		31,762,611
Health Care Providers & Services — 0.9%
Agiliti, Inc.*(a)	14,697	279,831
AmerisourceBergen Corp.	5,646	674,415
Cigna Corp.	13,140	2,630,102
Encompass Health Corp.	9,909	743,571
Guardant Health, Inc.*	6,209	776,187
HealthEquity, Inc.*	5,028	325,613
Humana, Inc.	631	245,554
Laboratory Corp. of America Holdings*	4,074	1,146,587
LifeStance Health Group, Inc.*(a)	20,882	302,789
McKesson Corp.	6,832	1,362,164
Premier, Inc. (Class A Stock)	20,346	788,611
Quest Diagnostics, Inc.	5,332	774,793
Talkspace, Inc.*(a)	53,354	194,742
Universal Health Services, Inc. (Class B Stock)	6,090	842,673
		11,087,632
Health Care Technology — 0.0%
Certara, Inc.*	13,486	446,387
Definitive Healthcare Corp.*	1,964	84,118
Health Catalyst, Inc.*	185	9,252
		539,757
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc. (Class A Stock)*	179	30,027
Aramark	16,272	534,698
Caesars Entertainment, Inc.*	7,325	822,451
Chipotle Mexican Grill, Inc.*	1,230	2,235,549
Domino’s Pizza, Inc.	2,110	1,006,386
Dutch Bros, Inc. (Class A Stock)*(a)	7,093	307,269

A5

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
F45 Training Holdings, Inc.*(a)	21,830	$326,577
Flutter Entertainment PLC (Ireland)*	5,648	1,116,258
International Game Technology PLC*	26,068	686,110
Kangwon Land, Inc. (South Korea)*	13,070	313,797
MakeMyTrip Ltd. (India)*	19,312	525,093
Marriott International, Inc. (Class A Stock)*	5,155	763,404
MGM Resorts International	5,489	236,850
Penn National Gaming, Inc.*(a)	13,821	1,001,470
Red Rock Resorts, Inc. (Class A Stock)*	15,812	809,891
Starbucks Corp.	8,024	885,127
Vail Resorts, Inc.*	1,128	376,808
Wendy’s Co. (The)	47,512	1,030,060
Wyndham Hotels & Resorts, Inc.	13,251	1,022,845
Yum China Holdings, Inc. (China) (NYSE)(a)	33,083	1,922,453
Yum China Holdings, Inc. (China) (XHKG)	1,950	114,794
		16,067,917
Household Durables — 0.2%
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	126,500	759,527
Newell Brands, Inc.	34,264	758,605
Toll Brothers, Inc.	23,722	1,311,589
		2,829,721
Household Products — 0.6%
Colgate-Palmolive Co.	27,638	2,088,880
Energizer Holdings, Inc.(a)	16,668	650,885
Kimberly-Clark Corp.	9,620	1,274,073
Reckitt Benckiser Group PLC (United Kingdom)	37,588	2,961,305
Reynolds Consumer Products, Inc.(a)	13,572	371,059
		7,346,202
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	34,642	790,877
Industrial Conglomerates — 0.7%
Hitachi Ltd. (Japan)	58,640	3,467,723
Honeywell International, Inc.	16,562	3,515,781
Roper Technologies, Inc.	2,351	1,048,852
		8,032,356
Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	298,000	3,443,470
American International Group, Inc.	12,741	699,354
Aon PLC (Class A Stock)	21,541	6,155,772
Arthur J. Gallagher & Co.	21,693	3,224,664
Assurant, Inc.	5,967	941,294
Athene Holding Ltd. (Class A Stock)*	12,820	882,913
Beazley PLC (United Kingdom)*	18,390	93,775
Chubb Ltd.	20,329	3,526,675
Cincinnati Financial Corp.	5,341	610,049
CNO Financial Group, Inc.	16,789	395,213
Everest Re Group Ltd.	4,561	1,143,808
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Hanover Insurance Group, Inc. (The)	6,345	$822,439
Hartford Financial Services Group, Inc. (The)	20,363	1,430,501
Hiscox Ltd. (United Kingdom)	16,351	184,230
Manulife Financial Corp. (Canada)	27,153	522,651
Marsh & McLennan Cos., Inc.	16,801	2,544,175
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	97,500	664,268
Progressive Corp. (The)	21,678	1,959,474
Reinsurance Group of America, Inc.	7,074	787,053
Sampo OYJ (Finland) (Class A Stock)	4,199	208,230
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,643	918,909
Selective Insurance Group, Inc.	3,870	292,301
SiriusPoint Ltd. (Bermuda)*(a)	7,762	71,876
Swiss Re AG	2,275	194,836
Travelers Cos., Inc. (The)	9,976	1,516,452
Willis Towers Watson PLC	9,273	2,155,602
Zurich Insurance Group AG (Switzerland)	1,378	564,460
		35,954,444
Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)*	3,677	9,830,533
Alphabet, Inc. (Class C Stock)*	817	2,177,558
Bumble, Inc. (Class A Stock)*(a)	12,018	600,660
carsales.com Ltd. (Australia)	10,008	181,027
Eventbrite, Inc. (Class A Stock)*(a)	18,598	351,688
Facebook, Inc. (Class A Stock)*	17,860	6,061,505
Genius Sports Ltd. (United Kingdom)*	20,655	385,422
IAC/InterActiveCorp*	5,936	773,401
Match Group, Inc.*(a)	21,450	3,367,436
NAVER Corp. (South Korea)	5,817	1,893,516
Scout24 AG (Germany), 144A	4,360	302,480
SEEK Ltd. (Australia)	8,870	197,562
Tencent Holdings Ltd. (China)	55,700	3,355,023
Vimeo, Inc.*	9,637	283,039
Z Holdings Corp. (Japan)	78,400	500,885
		30,261,735
Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd. (China)*	40,800	753,688
Alibaba Group Holding Ltd. (China), ADR*	13,111	1,941,084
Amazon.com, Inc.*	3,670	12,056,097
Chewy, Inc. (Class A Stock)*(a)	8,328	567,220
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	8,732	327,275
Just Eat Takeaway.com NV (United Kingdom), 144A*	2,385	173,615
Prosus NV (China)*	19,326	1,539,027
ThredUp, Inc. (Class A Stock)*(a)	14,277	309,668
Vipshop Holdings Ltd. (China), ADR*	18,219	202,960
ZOZO, Inc. (Japan)	7,200	269,422
		18,140,056

A6

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services — 3.2%
Accenture PLC (Class A Stock)	12,723	$4,070,342
Amadeus IT Group SA (Spain)*	20,563	1,348,489
Amdocs Ltd.	12,041	911,624
Capgemini SE (France)	5,038	1,046,852
CGI, Inc. (Canada)*	5,230	444,257
Cognizant Technology Solutions Corp. (Class A Stock)	8,382	622,028
Endava PLC (United Kingdom), ADR*	6,673	906,527
EPAM Systems, Inc.*	925	527,694
Evo Payments, Inc. (Class A Stock)*	23,536	557,332
ExlService Holdings, Inc.*	4,382	539,512
Fidelity National Information Services, Inc.	13,373	1,627,227
Fiserv, Inc.*	10,954	1,188,509
Fujitsu Ltd. (Japan)	8,400	1,523,588
Gartner, Inc.*	1,996	606,545
Global Payments, Inc.	6,492	1,023,009
Infosys Ltd. (India), ADR	21,176	471,166
Keywords Studios PLC (Ireland)*	12,744	502,250
Kingsoft Cloud Holdings Ltd. (China), ADR*(a)	8,322	235,679
Mastercard, Inc. (Class A Stock)	10,597	3,684,365
Nomura Research Institute Ltd. (Japan)	14,100	520,171
Nuvei Corp. (Canada), 144A*	5,101	589,268
Okta, Inc.*	3,339	792,478
Paya Holdings, Inc. (Class A Stock)*(a)	26,855	291,914
Payoneer Global, Inc.*(a)	33,462	286,100
PayPal Holdings, Inc.*	11,715	3,048,360
Paysafe Ltd.*(a)	15,099	117,017
Remitly Global, Inc.*(a)	8,596	315,473
Shopify, Inc. (Canada) (Class A Stock)*	434	588,409
Square, Inc. (Class A Stock)*	10,311	2,472,990
TaskUS, Inc. (Philippines) (Class A Stock)*(a)	3,996	265,215
Tata Consultancy Services Ltd. (India)	22,604	1,146,949
Thoughtworks Holding, Inc.*	25,944	744,852
Toast, Inc. (Class A Stock)*(a)	2,014	100,599
Visa, Inc. (Class A Stock)(a)	21,304	4,745,466
Wix.com Ltd. (Israel)*	2,702	529,511
WNS Holdings Ltd. (India), ADR*	7,599	621,598
		39,013,365
Leisure Products — 0.3%
Brunswick Corp.	9,686	922,785
Malibu Boats, Inc. (Class A Stock)*	7,017	491,050
Mattel, Inc.*	26,780	497,037
Peloton Interactive, Inc. (Class A Stock)*	6,949	604,910
Polaris, Inc.(a)	3,013	360,536
Sankyo Co. Ltd. (Japan)	3,300	82,277
Yamaha Corp. (Japan)	4,700	295,054
		3,253,649
Life Sciences Tools & Services — 2.1%
Adaptive Biotechnologies Corp.*	13,402	455,534
Agilent Technologies, Inc.	8,574	1,350,662
Bio-Techne Corp.	3,883	1,881,585
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories International, Inc.*	7,524	$3,104,929
Gerresheimer AG (Germany)	4,294	421,637
ICON PLC (Ireland)*	19,262	5,047,029
Illumina, Inc.*	551	223,491
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	24,607	1,207,712
Mettler-Toledo International, Inc.*	340	468,302
Olink Holding AB (Sweden), ADR*(a)	3,805	92,271
PerkinElmer, Inc.	22,793	3,949,799
QIAGEN NV*	25,324	1,312,244
Syneos Health, Inc.*	14,951	1,307,914
Thermo Fisher Scientific, Inc.	8,653	4,943,719
		25,766,828
Machinery — 1.4%
Aalberts NV (Netherlands)	5,854	337,480
Doosan Bobcat, Inc. (South Korea)*	11,078	369,197
Enerpac Tool Group Corp.	5,028	104,230
Fortive Corp.	2,617	184,682
GEA Group AG (Germany)	22,459	1,025,775
IDEX Corp.	7,451	1,541,984
Illinois Tool Works, Inc.	9,061	1,872,274
Ingersoll Rand, Inc.*	31,354	1,580,555
ITT, Inc.	6,883	590,837
Kubota Corp. (Japan)	35,300	752,751
Otis Worldwide Corp.	8,265	680,044
PACCAR, Inc.	17,456	1,377,628
Rexnord Corp.	3,971	255,296
Schindler Holding AG (Switzerland) (Part. Cert.)	1,946	522,988
SMC Corp. (Japan)	2,000	1,251,441
Stanley Black & Decker, Inc.	13,115	2,299,191
Techtronic Industries Co. Ltd. (Hong Kong)	82,000	1,612,569
Weir Group PLC (The) (United Kingdom)*	9,418	211,947
Westinghouse Air Brake Technologies Corp.	8,124	700,370
		17,271,239
Media — 0.7%
Altice USA, Inc. (Class A Stock)*	10,969	227,278
Cable One, Inc.	379	687,176
Charter Communications, Inc. (Class A Stock)*	2,830	2,058,995
Comcast Corp. (Class A Stock)	67,271	3,762,467
Discovery, Inc. (Class C Stock)*	23,677	574,641
Liberty Broadband Corp. (Class C Stock)*	4,999	863,327
Quebecor, Inc. (Canada) (Class B Stock)	14,798	357,624
		8,531,508
Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	8,900	461,723
Alrosa PJSC (Russia)	142,840	261,026

A7

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Arconic Corp.*	9,493	$299,409
Franco-Nevada Corp. (Canada)	3,299	428,589
Glencore PLC (Australia)*	163,657	771,636
Gold Fields Ltd. (South Africa), ADR	46,169	374,892
Kaiser Aluminum Corp.	1,621	176,624
Polymetal International PLC (Russia)	24,238	410,041
Rio Tinto PLC (Australia)	14,361	945,634
Vale SA (Brazil), ADR(a)	26,677	372,144
		4,501,718
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	26,975	227,130
Two Harbors Investment Corp.(a)	68,930	437,016
		664,146
Multiline Retail — 0.2%
B&M European Value Retail SA (United Kingdom)	35,084	279,891
Dollar General Corp.	4,003	849,196
Dollar Tree, Inc.*	7,251	694,066
Lojas Renner SA (Brazil)	76,848	483,321
		2,306,474
Multi-Utilities — 0.6%
Ameren Corp.	8,139	659,259
Black Hills Corp.(a)	7,500	470,700
CenterPoint Energy, Inc.	29,585	727,791
CMS Energy Corp.	13,863	828,037
Dominion Energy, Inc.	22,653	1,654,122
E.ON SE (Germany)	76,963	942,828
National Grid PLC (United Kingdom)	62,908	752,745
Public Service Enterprise Group, Inc.	15,823	963,621
Sempra Energy	5,623	711,310
		7,710,413
Oil, Gas & Consumable Fuels — 1.4%
BP PLC (United Kingdom)	61,042	276,316
Cabot Oil & Gas Corp.(a)	22,285	484,922
Cairn Energy PLC (United Kingdom)	85,027	217,076
Chevron Corp.	5,961	604,743
ConocoPhillips	23,139	1,568,130
Devon Energy Corp.	30,224	1,073,254
Diamondback Energy, Inc.	9,018	853,734
Eni SpA (Italy)	99,402	1,313,505
Enterprise Products Partners LP	9,507	205,732
EOG Resources, Inc.	8,879	712,717
Equitrans Midstream Corp.	14,998	152,080
Galp Energia SGPS SA (Portugal)	89,538	1,012,184
Hess Corp.	9,153	714,941
Idemitsu Kosan Co. Ltd. (Japan)	19,400	511,037
LUKOIL PJSC (Russia), ADR	7,767	740,182
Magnolia Oil & Gas Corp. (Class A Stock)(a)	21,573	383,784
Oil Search Ltd. (Australia)	179,656	564,480
Pioneer Natural Resources Co.	10,580	1,761,676
Plains GP Holdings LP (Class A Stock)*(a)	85,647	922,846
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Reliance Industries Ltd. (India)	16,760	$567,482
Suncor Energy, Inc. (Canada)	9,411	195,115
Targa Resources Corp.	10,805	531,714
TC Energy Corp. (Canada)	6,911	332,619
United Tractors Tbk PT (Indonesia)	456,200	825,462
Valero Energy Corp.	8,795	620,663
Viper Energy Partners LP	16,739	365,747
		17,512,141
Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	35,400	351,026
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,542	1,662,212
Kao Corp. (Japan)	15,500	923,284
Kose Corp. (Japan)	1,600	191,457
L’Oreal SA (France)	1,601	660,619
Olaplex Holdings, Inc.*	8,964	219,618
		3,657,190
Pharmaceuticals — 2.1%
Bayer AG (Germany)	20,325	1,104,074
Collegium Pharmaceutical, Inc.*	6,015	118,736
Eli Lilly & Co.	2,039	471,111
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	304,486	289,123
Harmony Biosciences Holdings, Inc.*	5,407	207,250
Hypera SA (Brazil)	18,404	108,111
Johnson & Johnson	28,408	4,587,892
Kyowa Kirin Co. Ltd. (Japan)	21,100	757,773
Merck & Co., Inc.	26,765	2,010,319
Novartis AG (Switzerland)	18,276	1,496,756
Novo Nordisk A/S (Denmark) (Class B Stock)	33,558	3,238,244
Optinose, Inc.*(a)	14,458	43,374
Organon & Co.	20,599	675,441
Pfizer, Inc.	47,422	2,039,620
Prestige Consumer Healthcare, Inc.*	8,529	478,562
Roche Holding AG (Switzerland)	14,153	5,174,354
Santen Pharmaceutical Co. Ltd. (Japan)	41,200	581,156
Viatris, Inc.	25,224	341,785
Zoetis, Inc.	9,788	1,900,243
		25,623,924
Professional Services — 2.1%
51job, Inc. (China), ADR*	2,732	189,956
CACI International, Inc. (Class A Stock)*	4,557	1,194,390
Clarivate PLC*	87,292	1,911,695
CoStar Group, Inc.*	27,609	2,376,030
Dun & Bradstreet Holdings, Inc.*	26,655	448,071
Equifax, Inc.	15,096	3,825,628
Experian PLC (United Kingdom)	17,295	724,359
IHS Markit Ltd.	2,373	276,739
KBR, Inc.	42,737	1,683,838
Legalzoom.com, Inc.*(a)	9,080	239,712

A8

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Leidos Holdings, Inc.	7,801	$749,910
Persol Holdings Co. Ltd. (Japan)	8,900	221,929
RELX PLC (United Kingdom)	23,396	675,515
TransUnion	30,815	3,460,833
TriNet Group, Inc.*	3,385	320,153
Verisk Analytics, Inc.	18,351	3,675,155
Wolters Kluwer NV (Netherlands)	27,284	2,891,934
		24,865,847
Real Estate Management & Development — 1.0%
Ascendas India Trust (Singapore), UTS	496,300	521,797
Corp Inmobiliaria Vesta SAB de CV (Mexico)	223,452	390,363
Deutsche Wohnen SE (Germany)*	25,065	1,535,901
ESR Cayman Ltd. (China), 144A*	527,000	1,595,631
Grainger PLC (United Kingdom)	253,812	1,041,274
Grand City Properties SA (Germany)	23,126	576,658
Hang Lung Properties Ltd. (Hong Kong)	107,000	243,770
Katitas Co. Ltd. (Japan)	37,300	1,321,829
LEG Immobilien SE (Germany)	11,522	1,626,827
Multiplan Empreendimentos Imobiliarios SA (Brazil)	124,236	432,770
Shurgard Self Storage SA (Belgium)	15,399	848,487
Sino Land Co. Ltd. (Hong Kong)	467,909	625,461
Swire Properties Ltd. (Hong Kong)	372,600	934,776
Vonovia SE (Germany)	3,158	189,727
		11,885,271
Road & Rail — 0.7%
Canadian National Railway Co. (Canada)	15,954	1,845,080
Canadian Pacific Railway Ltd. (Canada) (NYSE)(a)	12,157	791,056
Canadian Pacific Railway Ltd. (Canada) (XTSE)	12,680	828,014
Kansas City Southern	2,896	783,773
Knight-Swift Transportation Holdings, Inc.	19,218	983,001
Schneider National, Inc. (Class B Stock)	21,304	484,453
Uber Technologies, Inc.*	12,994	582,131
Union Pacific Corp.	8,776	1,720,184
		8,017,692
Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	5,478	917,455
Applied Materials, Inc.	13,072	1,682,759
ASM International NV (Netherlands)	2,248	878,403
ASML Holding NV (Netherlands)	1,742	1,297,982
CMC Materials, Inc.	1,465	180,532
Cohu, Inc.*	6,859	219,077
Entegris, Inc.	14,085	1,773,302
Intel Corp.	17,151	913,805
Lam Research Corp.	3,514	1,999,993
Marvell Technology, Inc.	18,125	1,093,119
MKS Instruments, Inc.	2,010	303,329
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Monolithic Power Systems, Inc.	6,600	$3,198,888
NVIDIA Corp.	14,386	2,980,204
NXP Semiconductors NV (China)	17,192	3,367,397
ON Semiconductor Corp.*	15,801	723,212
Silicon Laboratories, Inc.*	2,582	361,893
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	216,000	4,458,086
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	23,765	2,653,362
Texas Instruments, Inc.	16,040	3,083,048
		32,085,846
Software — 5.2%
8x8, Inc.*	19,154	448,012
ACI Worldwide, Inc.*	5,809	178,511
Adobe, Inc.*	10,270	5,912,644
Alkami Technology, Inc.*	12,895	318,249
Atlassian Corp. PLC (Class A Stock)*	2,799	1,095,585
Autodesk, Inc.*	10,271	2,928,981
Avalara, Inc.*	1,006	175,819
Black Knight, Inc.*	18,921	1,362,312
Cadence Design Systems, Inc.*	27,841	4,216,241
CCC Intelligent Solutions Holdings, Inc.*	18,186	191,135
Constellation Software, Inc. (Canada)	1,309	2,144,482
Coupa Software, Inc.*	2,078	455,456
Dassault Systemes SE (France)	5,623	295,332
DocuSign, Inc.*	2,914	750,151
DoubleVerify Holdings, Inc.*(a)	9,686	330,874
Everbridge, Inc.*(a)	8,294	1,252,726
Intuit, Inc.	5,819	3,139,409
Kingsoft Corp. Ltd. (China)	38,200	153,053
Latch, Inc.*(a)	23,894	269,285
McAfee Corp. (Class A Stock)	15,708	347,304
Microsoft Corp.(k)	59,481	16,768,884
nCino, Inc.*(a)	3,854	273,750
Nice Ltd. (Israel), ADR*(a)	8,196	2,327,992
PagerDuty, Inc.*(a)	7,890	326,804
Paycor HCM, Inc.*(a)	12,113	425,893
Paylocity Holding Corp.*	7,199	2,018,600
Ping Identity Holding Corp.*	10,025	246,314
Procore Technologies, Inc.*	3,071	274,363
Q2 Holdings, Inc.*	6,952	557,133
Qualtrics International, Inc. (Class A Stock)*	4,949	211,520
Rapid7, Inc.*	7,072	799,277
RingCentral, Inc. (Class A Stock)*	2,387	519,173
salesforce.com, Inc.*	9,693	2,628,935
SAP SE (Germany)	12,773	1,728,796
ServiceNow, Inc.*	4,235	2,635,313
SS&C Technologies Holdings, Inc.	7,060	489,964
Synopsys, Inc.*	6,651	1,991,376
Topicus.com, Inc. (Netherlands)*	1,480	155,396
Tyler Technologies, Inc.*	3,019	1,384,664
Unity Software, Inc.*	1,000	126,250
Verint Systems, Inc.*	15,480	693,349
WiseTech Global Ltd. (Australia)	2,658	101,355

A9

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Zendesk, Inc.*	1,265	$147,233
		62,797,895
Specialty Retail — 0.9%
Burlington Stores, Inc.*	4,909	1,392,045
Five Below, Inc.*	3,652	645,710
Home Depot, Inc. (The)	1,616	530,468
Leslie’s, Inc.*(a)	27,773	570,457
Lowe’s Cos., Inc.	9,073	1,840,549
O’Reilly Automotive, Inc.*	1,480	904,369
Petco Health & Wellness Co., Inc.*(a)	17,795	375,475
Ross Stores, Inc.	6,372	693,592
Tractor Supply Co.	4,408	893,105
Ulta Beauty, Inc.*	2,701	974,845
Urban Outfitters, Inc.*	27,555	818,108
Vroom, Inc.*(a)	13,018	287,307
Zumiez, Inc.*(a)	10,616	422,092
		10,348,122
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	43,158	6,106,857
Samsung Electronics Co. Ltd. (South Korea)	44,559	2,754,870
Samsung Electronics Co. Ltd. (South Korea), GDR	299	466,342
		9,328,069
Textiles, Apparel & Luxury Goods — 1.1%
adidas AG (Germany)	3,598	1,129,973
Burberry Group PLC (United Kingdom)	31,402	767,524
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	9,612	997,715
EssilorLuxottica SA (France)	7,671	1,467,908
Kering SA (France)	686	488,493
Lululemon Athletica, Inc.*	4,415	1,786,751
LVMH Moet Hennessy Louis Vuitton SE (France)	3,791	2,708,438
NIKE, Inc. (Class B Stock)	10,926	1,586,783
On Holding AG (Switzerland) (Class A Stock)*	3,886	117,085
PVH Corp.*	8,300	853,157
Skechers USA, Inc. (Class A Stock)*	37,506	1,579,753
		13,483,580
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	23,575	870,019
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	21,927	769,038
Imperial Brands PLC (United Kingdom)	32,653	685,854
ITC Ltd. (India)	94,890	300,920
Philip Morris International, Inc.	12,727	1,206,392
Swedish Match AB (Sweden)	42,346	370,856
		3,333,060
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.2%
Air Lease Corp.	4,849	$190,760
Electrocomponents PLC (United Kingdom)	16,971	245,274
GMS, Inc.*	3,082	134,992
Textainer Group Holdings Ltd. (China)*	13,545	472,856
Triton International Ltd. (Bermuda)	4,115	214,144
Univar Solutions, Inc.*	34,376	818,836
WESCO International, Inc.*	2,509	289,338
		2,366,200
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	1,928	332,183
Shanghai International Airport Co. Ltd. (China) (Class A Stock)*	40,500	275,235
		607,418
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand)	44,500	256,878
KDDI Corp. (Japan)	46,100	1,521,166
Mobile TeleSystems PJSC (Russia), ADR	15,356	148,032
Rogers Communications, Inc. (Canada) (Class B Stock)	7,168	334,744
SoftBank Group Corp. (Japan)	7,500	432,501
Tele2 AB (Sweden) (Class B Stock)	3,531	52,363
T-Mobile US, Inc.*	2,695	344,313
Vodafone Group PLC (United Kingdom)	716,426	1,094,935
		4,184,932

Total Common Stocks (cost $625,707,818)		835,277,865
Preferred Stock — 0.1%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	7,862	727,607
(cost $797,530)

	Units
Warrants* — 0.0%
IT Services — 0.0%
Paysafe Ltd., expiring 12/31/28	5,346	9,890
Software — 0.0%
CCC Intelligent Solutions Holdings, Inc., expiring 08/14/25	2,698	6,259
Textiles, Apparel & Luxury Goods — 0.0%
Cie Financiere Richemont SA (Switzerland), expiring 11/22/23	22,178	10,471

Total Warrants (cost $22,714)		26,620

A10

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 0.8%
Automobiles — 0.0%
Credit Acceptance Auto Loan Trust,
Series 2021-03A, Class C, 144A
1.630%	09/16/30	250	$249,656
DT Auto Owner Trust,
Series 2019-02A, Class C, 144A
3.180%	02/18/25	13	12,769
Exeter Automobile Receivables Trust,
Series 2020-01A, Class C, 144A
2.490%	01/15/25	45	45,572
GLS Auto Receivables Issuer Trust,
Series 2020-01A, Class A, 144A
2.170%	02/15/24	10	10,106
NextGear Floorplan Master Owner Trust,
Series 2019-02A, Class A2, 144A
2.070%	10/15/24	100	101,789
Santander Retail Auto Lease Trust,
Series 2020-A, Class C, 144A
2.080%	03/20/24	57	58,053
Securitized Term Auto Loan Receivables Trust (Canada),
Series 2019-CRTA, Class B, 144A
2.453%	03/25/26	19	19,322
Series 2019-CRTA, Class C, 144A
2.849%	03/25/26	23	23,300
Veros Automobile Receivables Trust,
Series 2020-01, Class A, 144A
1.670%	09/15/23	15	15,632
			536,199
Collateralized Loan Obligations — 0.7%
ACREC Ltd. (Cayman Islands),
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.235%(c)	10/18/36	149	149,500
Series 2021-FL01, Class D, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.735%(c)	10/18/36	180	180,000
Allegro CLO Ltd. (Cayman Islands),
Series 2016-01A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.126%(c)	01/15/30	670	669,117
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class B, 144A, 30 Day Average SOFR + 1.914% (Cap N/A, Floor 1.800%)
1.964%(c)	02/15/35	500	500,069
Series 2020-FL01, Class C, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 2.050%)
2.214%(c)	02/15/35	100	100,014
Series 2021-FL02, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.684%(c)	05/15/36	600	595,360
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2019-FL01, Class D, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.584%(c)	05/15/37	144	142,069
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.084%(c)	12/15/35	100	100,142
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-FL01, Class D, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
3.034%(c)	12/15/35	100	$100,831
Series 2021-FL03, Class C, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.935%(c)	08/15/34	102	102,000
Series 2021-FL03, Class D, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.285%(c)	08/15/34	100	100,000
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.184%(c)	08/15/36	165	164,415
Series 2019-FL04, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.084%(c)	08/15/36	146	144,977
Series 2021-FL07, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.585%(c)	06/16/36	100	99,954
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.684%(c)	09/15/35	150	149,715
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.084%(c)	05/15/29	100	99,498
CHCP Ltd.,
Series 2021-FL01, Class B, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 1.650%)
1.814%(c)	02/15/38	100	100,049
Series 2021-FL01, Class C, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 2.100%)
2.264%(c)	02/15/38	100	100,089
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.825%(c)	11/07/30	500	498,596
Series 2018-28A, Class BR, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.275%(c)	11/07/30	253	252,114
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class CRR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.926%(c)	01/16/26	250	249,691
Grand Avenue CRE,
Series 2019-FL01, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.204%(c)	06/15/37	20	20,348
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.234%(c)	12/13/38	115	115,048
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.534%(c)	05/15/36	35	34,429
A11

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2017-23A, Class CR, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.129%(c)	07/27/31	500	$499,997
MF1 Ltd. (Cayman Islands),
Series 2020-FL04, Class AS, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 2.100%)
2.264%(c)	11/15/35	136	135,949
MidOcean Credit CLO Ltd. (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.827%(c)	01/29/30	448	446,804
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2013-15A, Class CR2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.976%(c)	10/15/29	353	352,658
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.004%(c)	10/20/27	198	197,861
Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.888%(c)	04/22/30	300	300,002
Series 2019-01A, Class CR, 144A, 3 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.488%(c)	04/22/30	250	250,002
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.481%(c)	02/20/28	250	249,602
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.171%(c)	02/20/30	247	246,898
Voya CLO Ltd. (Cayman Islands),
Series 2016-04A, Class CR, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.284%(c)	07/20/29	485	485,087
			7,932,885
Other — 0.1%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2021-FL06, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.684%(c)	03/15/36	752	751,533
Series 2021-FL06, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.134%(c)	03/15/36	100	100,000
Business Jet Securities LLC,
Series 2020-01A, Class A, 144A
2.981%	11/15/35	90	90,723
Series 2021-01A, Class B, 144A
2.918%	04/15/36	92	92,403
CARS-DB4 LP,
Series 2020-01A, Class A4, 144A
3.190%	02/15/50	100	102,015
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Invitation Homes Trust,
Series 2017-SFR02, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.934%(c)	12/17/36	45	$44,679
LoanCore Issuer Ltd. (Cayman Islands),
Series 2021-CRE05, Class AS, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.834%(c)	07/15/36	328	328,645
Series 2021-CRE05, Class B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.084%(c)	07/15/36	120	120,107
STWD Ltd. (Cayman Islands),
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.184%(c)	04/18/38	116	116,741
			1,746,846
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	77	81,653

Total Asset-Backed Securities (cost $10,292,706)			10,297,583
Commercial Mortgage-Backed Securities — 0.9%
AREIT Trust,
Series 2019-CRE03, Class A, 144A, 30 Day Average SOFR + 1.134% (Cap N/A, Floor 1.020%)
1.184%(c)	09/14/36	86	86,284
Series 2019-CRE03, Class B, 144A, 30 Day Average SOFR + 1.664% (Cap N/A, Floor 1.550%)
1.714%(c)	09/14/36	100	99,631
Series 2019-CRE03, Class C, 144A, 30 Day Average SOFR + 2.014% (Cap N/A, Floor 1.900%)
2.064%(c)	09/14/36	100	99,514
Bancorp Commercial Mortgage Trust,
Series 2019-CRE06, Class B, 144A, 30 Day Average SOFR + 1.664% (Cap N/A, Floor 1.550%)
1.714%(c)	09/15/36	161	160,875
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62	21	22,377
Benchmark Mortgage Trust,
Series 2019-B10, Class A4
3.717%	03/15/62	850	950,520
Series 2020-B18, Class A5
1.925%	07/15/53	111	109,343
BPCRE Ltd. (Cayman Islands),
Series 2021-FL01, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.934%(c)	02/15/37	102	102,351
BXMT Ltd. (Cayman Islands),
Series 2020-FL02, Class B, 144A, 30 Day Average SOFR + 1.514% (Cap N/A, Floor 1.400%)
1.564%(c)	02/15/38	100	99,770

A12

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-FL04, Class AS, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.384%(c)	05/15/38	249	$248,216
Series 2021-FL04, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.634%(c)	05/15/38	543	543,500
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A5
2.874%	11/15/52	347	364,472
Citigroup Commercial Mortgage Trust,
Series 2019-C07, Class A4
3.102%	12/15/72	20	21,557
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	158,096
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class A2
3.117%	06/25/27	800	877,172
Series K077, Class A2
3.850%(cc)	05/25/28	115	131,826
Series K078, Class A2
3.854%	06/25/28	160	183,635
Series K097, Class X1, IO
1.218%(cc)	07/25/29	100	7,612
Series K098, Class X1, IO
1.268%(cc)	08/25/29	149	11,930
GS Mortgage Securities Trust,
Series 2017-GS06, Class A3
3.433%	05/10/50	250	273,127
Series 2019-GSA01, Class A4
3.048%	11/10/52	228	243,242
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	500	546,153
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.684%(c)	04/15/34	90	89,283
MF1 Ltd. (Cayman Islands),
Series 2019-FL02, Class AS, 144A, 30 Day Average SOFR + 1.544% (Cap N/A, Floor 1.430%)
1.594%(c)	12/25/34	209	208,119
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL05, Class C, 144A, 30 Day Average SOFR + 1.814% (Cap N/A, Floor 1.700%)
1.864%(c)	07/15/36	143	142,097
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A5
3.530%	06/15/50	200	218,558
Series 2018-H04, Class A4
4.310%	12/15/51	660	760,879
Series 2019-H07, Class A4
3.261%	07/15/52	161	174,650
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
PFP Ltd. (Cayman Islands),
Series 2021-07, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.485%(c)	04/14/38	100	$99,742
Series 2021-07, Class C, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.735%(c)	04/14/38	100	99,744
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	281,328
Series 2018-C08, Class A4
3.983%	02/15/51	463	518,626
Series 2019-C16, Class A4
3.605%	04/15/52	200	220,112
Series 2019-C17, Class A4
2.921%	10/15/52	768	811,508
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4
3.640%	12/15/59	401	439,978
Series 2017-C42, Class A4
3.589%	12/15/50	510	561,463
Series 2018-C46, Class A4
4.152%	08/15/51	808	918,001
Series 2019-C53, Class A4
3.040%	10/15/52	250	267,792
Series 2020-C58, Class A4
2.092%	07/15/53	196	195,546

Total Commercial Mortgage-Backed Securities (cost $11,057,189)			11,348,629
Corporate Bonds — 8.2%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	346	348,746
5.150%	05/01/30	98	115,060
5.705%	05/01/40	92	117,064
5.805%	05/01/50	89	118,963
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29(a)	549	548,042
			1,247,875
Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	102	108,178
4.906%	04/02/30	260	298,042
			406,220
Airlines — 0.0%
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
7.250%	06/15/26(a)	200	191,657

A13

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.100%	01/17/24	200	$218,206
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	10/15/27	95	96,337
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	132,096
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	200	213,970
3.750%	05/13/30	200	221,012
			881,621
Banks — 1.3%
Banco Continental SAECA (Paraguay),
Sr. Unsec’d. Notes, 144A
2.750%	12/10/25(a)	193	191,913
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23	175	183,599
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25	400	415,978
Banco Industrial SA (Guatemala),
Sub. Notes, 144A
4.875%(ff)	01/29/31	175	177,016
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36	370	367,248
Sub. Notes, 144A, MTN
3.733%(ff)	09/25/34	316	321,758
Sub. Notes, EMTN
3.733%(ff)	09/25/34	200	203,644
Banistmo SA (Panama),
Sr. Unsec’d. Notes
4.250%	07/31/27	226	230,692
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31	200	204,816
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	05/13/25	200	221,641
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	281	288,891
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)	239	267,062
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	250	257,597
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	483	488,775
2.676%(ff)	06/19/41	900	870,049
4.271%(ff)	07/23/29	200	226,782
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	200	$232,626
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	219,547
China Construction Bank Corp. (China),
Sub. Notes
4.250%(ff)	02/27/29	200	213,601
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	500	513,061
Commercial Bank PSQC (The) (Qatar),
Jr. Sub. Notes
4.500%(ff)	03/03/26(oo)	224	226,860
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	250	269,683
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	256,271
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22	600	621,299
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	04/09/26(oo)	258	281,939
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)	200	199,652
4.700%(ff)	03/09/31(a)(oo)	341	345,541
Industrial & Commercial Bank of China Macau Ltd. (Macau),
Sub. Notes
2.875%(ff)	09/12/29	300	310,476
Ipoteka-Bank ATIB (Uzbekistan),
Sr. Unsec’d. Notes
5.500%	11/19/25	200	208,240
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	461	478,209
3.509%(ff)	01/23/29	186	202,457
Sub. Notes
2.956%(ff)	05/13/31	242	251,998
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	447	491,587
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	521	511,572
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	500	516,930
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	700	722,782
National Bank of Uzbekistan (Uzbekistan),
Sr. Unsec’d. Notes
4.850%	10/21/25	261	269,201

A14

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
NBK SPC Ltd. (Kuwait),
Gtd. Notes, 144A
1.625%(ff)	09/15/27	294	$290,398
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sub. Notes, 144A
1.832%(ff)	09/10/30	204	203,390
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	90	93,605
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.750%	02/12/27	200	209,655
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine),
Sr. Unsec’d. Notes
9.375%	03/10/23	30	31,755
9.625%	03/20/25	175	188,513
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	517,338
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	435	435,865
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(a)(oo)	477	482,111
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A, MTN
2.000%(ff)	10/14/31	298	298,139
Uzbek Industrial & Construction Bank ATB (Uzbekistan),
Sr. Unsec’d. Notes
5.750%	12/02/24	200	208,139
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	207	213,059
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	464	473,205
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	123,221
			16,029,386
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	234	282,871
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50(a)	360	430,726
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27	326	338,160
			1,051,757
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	07/11/31		215	$215,537
7.375%	06/05/27		200	221,529
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Gtd. Notes
5.250%	06/23/24		200	205,036
Johnson Controls International PLC,
Sr. Unsec’d. Notes
6.000%	01/15/36		77	106,524
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, Series CB
2.500%	03/15/30		31	31,598
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29		200	270,897
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		240	228,393
4.375%	07/15/30		190	193,776
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		235	257,901
				1,731,191
Chemicals — 0.3%
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29		165	160,472
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
5.625%	10/15/28		321	321,000
6.500%	05/15/26		240	248,407
Sr. Unsec’d. Notes
6.875%	06/15/25		200	206,808
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
2.625%	04/28/28		200	201,495
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		400	492,265
OCP SA (Morocco),
Sr. Unsec’d. Notes
6.875%	04/25/44		200	242,203
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		400	398,887
5.125%	06/23/51		223	220,734
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		256	259,561
5.500%	03/18/31		415	425,022
Synthos SA (Poland),
Sr. Sec’d. Notes, 144A
2.500%	06/07/28	EUR	218	250,431
				3,427,285

A15

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
5.000%	08/02/41	298	$309,734
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24	172	174,504
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	100	148,382
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
7.125%	07/31/26	200	205,900
			838,520
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
5.300%	10/01/29	489	591,329
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	165	168,382
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27	30	31,512
			199,894
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	09/15/23	263	280,257
6.500%	07/15/25	300	348,158
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	189	200,576
4.250%	04/15/26	91	98,011
Sr. Unsec’d. Notes, 144A
2.125%	02/21/26	160	158,502
2.750%	02/21/28	145	144,000
Banco BTG Pactual SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.500%	01/10/25	281	288,147
CCBL Cayman 1 Corp. Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/16/24	200	211,425
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27	454	494,990
China Development Bank Financial Leasing Co. Ltd. (China),
Sub. Notes
2.875%(ff)	09/28/30	200	202,928
DAE Sukuk Difc Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.750%	02/15/26	200	211,085
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		204	$201,281
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27		165	178,702
Sr. Unsec’d. Notes
2.100%	06/15/30		52	51,427
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29(a)		359	368,912
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	09/02/23		200	203,824
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30		450	460,075
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46		150	193,365
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26		239	247,216
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	03/13/24(a)		326	325,828
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23		200	203,551
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.186%(s)	02/15/43		200	62,318
				5,134,578
Electric — 1.0%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	05/21/36		374	382,509
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46		111	130,293
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79		400	423,302
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A
4.375%	05/31/30		299	308,337
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		200	195,137
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	197	229,087
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		110	106,131

A16

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Chile Electricity PEC SpA (Chile),
Sr. Sec’d. Notes
2.883%(s)	01/25/28		275	$224,639
China Southern Power Grid International Finance BVI Co. Ltd. (China),
Gtd. Notes
4.250%	09/18/28		200	227,273
Cikarang Listrindo Tbk PT (Indonesia),
Sr. Unsec’d. Notes
4.950%	09/14/26		200	204,500
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	03/25/27		200	202,376
Clearway Energy Operating LLC,
Gtd. Notes, 144A
4.750%	03/15/28(a)		515	544,877
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.875%	07/26/33		244	240,782
4.677%	02/09/51		213	205,629
ContourGlobal Power Holdings SA (Spain),
Sr. Sec’d. Notes, 144A
3.125%	01/01/28	EUR	100	117,724
Electricidad Firme de Mexico Holdings SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
4.900%	11/20/26		200	199,750
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35		200	230,163
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		200	224,140
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	02/15/31		200	197,732
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		200	230,283
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		300	328,203
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27		400	414,452
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
3.400%	01/28/30		200	205,713
4.500%	01/29/25(a)		400	435,599
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		200	213,862
Sr. Unsec’d. Notes
7.125%	02/11/25		400	416,641
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	68,660
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47	139	$169,487
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	200	207,653
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	200	207,811
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	317,595
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	250	250,207
National Central Cooling Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
2.500%	10/21/27	200	201,132
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27	65	69,872
Oryx Funding Ltd. (Oman),
Gtd. Notes, 144A
5.800%	02/03/31	200	211,605
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28	152	153,314
3.300%	08/01/40	469	432,810
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	07/17/49	200	213,815
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India),
Sr. Sec’d. Notes, 144A
4.500%	07/14/28	250	254,428
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia),
Sr. Sec’d. Notes, 144A
4.850%	10/14/38	200	223,944
Star Energy Geothermal Wayang Windu Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.750%	04/24/33	177	203,645
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, 144A, MTN
3.500%	05/04/27	675	740,937
Termocandelaria Power Ltd. (Colombia),
Gtd. Notes, 144A
7.875%	01/30/29	370	385,844
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	222	228,301
Transelec SA (Chile),
Sr. Unsec’d. Notes
3.875%	01/12/29	300	326,389
Sr. Unsec’d. Notes, 144A
4.625%	07/26/23	200	213,517
			11,920,100

A17

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29	200	$203,529
5.000%	10/01/25	330	364,886
			568,415
Energy-Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24	210	227,753
Azure Power Energy Ltd. (India),
Sr. Sec’d. Notes, 144A
3.575%	08/19/26	210	212,636
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Spain),
Sr. Sec’d. Notes, 144A
5.375%	12/30/30	223	218,606
FS Luxembourg Sarl (Brazil),
Sr. Sec’d. Notes, 144A
10.000%	12/15/25	200	220,444
Greenko Dutch BV (India),
Gtd. Notes, 144A
3.850%	03/29/26	197	200,283
Investment Energy Resources Ltd. (Guatemala),
Sr. Sec’d. Notes, 144A
6.250%	04/26/29	217	235,326
			1,315,048
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
5.125%	08/11/61	292	307,540
Cliffton Ltd. (India),
Sr. Sec’d. Notes, 144A
6.250%	10/25/25	288	282,084
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes
6.450%	06/04/29	200	194,925
Hacienda Investments Ltd. Via DME Airport DAC (Russia),
Gtd. Notes, 144A
5.350%	02/08/28	200	210,744
			995,293
Entertainment — 0.1%
Genm Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31	307	304,834
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	110	111,019
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/31	160	156,345
			572,198
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	100	$103,104
Foods — 0.1%
Aragvi Finance International DAC (Moldova),
Sr. Sec’d. Notes, 144A
8.450%	04/29/26	200	208,559
Grupo Bimbo SAB de CV (Mexico),
Jr. Sub. Notes
5.950%(ff)	04/17/23(oo)	200	209,412
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes
5.750%	07/07/27	268	276,576
JBS Finance Luxembourg Sarl,
Gtd. Notes, 144A
3.625%	01/15/32	225	229,710
JBS USA Food Co.,
Gtd. Notes, 144A
5.750%	01/15/28	200	210,270
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
6.500%	04/15/29	180	200,834
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	300	333,778
			1,669,139
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	682,188
ENN Clean Energy International Investment Ltd. (China),
Gtd. Notes, 144A
3.375%	05/12/26	328	330,518
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23	200	209,091
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	139	144,958
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	377	413,743
			1,780,498
Healthcare-Products — 0.1%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	200	204,613
2.750%	09/23/26	200	211,416
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29(a)	474	537,203
			953,232

A18

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.1%
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31	215	$225,167
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	105	108,083
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28	305	362,908
Sr. Sec’d. Notes
4.125%	06/15/29	93	103,893
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	82	99,850
Rede D’or Finance Sarl (Brazil),
Gtd. Notes
4.500%	01/22/30	200	199,620
Toledo Hospital (The),
Sec’d. Notes, Series B
5.325%	11/15/28	166	188,284
Sr. Sec’d. Notes
5.750%	11/15/38	62	74,534
Tower Health,
Sec’d. Notes, Series 2020
4.451%	02/01/50	151	134,722
			1,497,061
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	138	150,263
4.700%	07/10/35	83	101,100
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	431	479,164
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
4.850%	04/17/28	100	114,162
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31	128	132,910
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	120	125,350
3.600%	08/19/49	75	82,044
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/48	137	167,317
			1,352,310
Internet — 0.2%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	189	205,105
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.500%	06/20/28	200	229,192
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31		170	$168,205
Meituan (China),
Sr. Unsec’d. Notes, 144A
2.125%	10/28/25		200	194,413
3.050%	10/28/30		243	225,743
MercadoLibre, Inc. (Argentina),
Gtd. Notes
2.375%	01/14/26		200	196,631
3.125%	01/14/31(a)		277	267,894
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	207,425
3.832%	02/08/51		200	181,986
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31		227	221,773
4.027%	08/03/50		200	188,029
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28		200	214,171
United Group BV (Netherlands),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	100	111,781
Sr. Sec’d. Notes, 144A
4.625%	08/15/28	EUR	100	116,269
				2,728,617
Investment Companies — 0.0%
Dua Capital Ltd. (Malaysia),
Sr. Unsec’d. Notes
2.780%	05/11/31		200	198,443
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24		250	237,529
				435,972
Iron/Steel — 0.0%
CSN Inova Ventures (Brazil),
Gtd. Notes
6.750%	01/28/28		200	213,503
JSW Steel Ltd. (India),
Sr. Unsec’d. Notes, 144A
5.050%	04/05/32		333	331,463
				544,966
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		280	275,999
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		62	63,469
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		9	10,303

A19

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		229	$261,935
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32		173	183,888
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		91	91,862
Sr. Unsec’d. Notes, Series II
2.750%	10/15/33		416	406,974
				1,294,430
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28		123	126,311
Machinery-Diversified — 0.1%
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27		189	210,424
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28		400	460,342
				670,766
Media — 0.2%
Cable Onda SA (Panama),
Sr. Unsec’d. Notes
4.500%	01/30/30		250	262,132
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30		105	108,213
5.000%	02/01/28		240	250,529
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		100	112,410
6.484%	10/23/45		200	271,467
Comcast Corp.,
Gtd. Notes, 144A
2.887%	11/01/51		198	189,855
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30		200	196,039
4.500%	11/15/31		240	237,160
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50		256	297,187
RCS & RDS SA (Romania),
Sr. Sec’d. Notes
3.250%	02/05/28	EUR	200	231,579
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30		345	346,794
5.500%	07/01/29		185	200,521
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
VTR Finance NV (Chile),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/28	200	$215,423
			2,919,309
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.250%	03/17/28	200	199,304
2.875%	03/17/31	200	201,021
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes
7.500%	04/01/25	200	205,574
Gtd. Notes, 144A
6.875%	10/15/27	286	302,434
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31	231	231,893
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26	45	45,624
3.875%	08/15/31	224	222,289
			1,408,139
Multi-National — 0.0%
Banque Ouest Africaine de Developpement (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.700%	10/22/31	200	219,700
Oil & Gas — 1.1%
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51	110	124,728
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.750%	12/06/21	200	201,275
Sr. Unsec’d. Notes, 144A
3.450%	09/16/31	245	240,136
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	504	516,862
5.375%	03/30/28	303	310,092
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	259	294,564
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	200	212,568
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40	100	118,769
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48	200	257,946
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25	193	209,567
6.500%	06/30/27	140	153,660

A20

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.750%	06/30/30		426	$471,053
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		433	506,651
MC Brazil Downstream Trading Sarl (Brazil),
Sr. Sec’d. Notes, 144A
7.250%	06/30/31		271	273,103
Medco Bell Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.375%	01/30/27		254	256,198
MOL Hungarian Oil & Gas PLC (Hungary),
Sr. Unsec’d. Notes
1.500%	10/08/27	EUR	101	120,810
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		248	244,505
5.950%	01/28/31(a)		523	506,721
6.490%	01/23/27		81	85,627
6.500%	03/13/27		175	184,715
6.500%	01/23/29		200	205,482
6.500%	06/02/41		295	261,574
6.840%	01/23/30		225	231,631
6.950%	01/28/60		314	274,333
7.690%	01/23/50		681	644,199
Gtd. Notes, MTN
6.750%	09/21/47		582	507,937
6.875%	08/04/26		81	88,102
Sr. Unsec’d. Notes, 144A
6.875%	10/16/25		264	289,316
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	217,106
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26		400	401,317
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		244	241,377
3.300%	07/12/51		200	202,318
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
1.602%	06/17/26		200	199,091
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes
3.500%	11/24/70		233	219,872
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		200	196,110
Sr. Unsec’d. Notes, EMTN
4.250%	04/16/39		200	225,078
SierraCol Energy Andina LLC (Colombia),
Gtd. Notes, 144A
6.000%	06/15/28		384	376,372
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		300	325,492
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30		1,150	$1,417,133
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30		271	274,666
4.000%	08/15/26		600	645,684
Sr. Sec’d. Notes, 144A
3.250%	08/15/30		350	354,735
				13,088,475
Oil & Gas Services — 0.0%
Guara Norte Sarl (Brazil),
Sr. Sec’d. Notes, 144A
5.198%	06/15/34		196	197,487
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30		150	155,157
5.000%	11/15/45		23	27,532
				380,176
Packaging & Containers — 0.1%
CANPACK SA/Eastern PA Land Investment Holding LLC (Poland),
Gtd. Notes, 144A
2.375%	11/01/27	EUR	200	236,636
3.125%	11/01/25		200	203,295
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		305	314,639
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (Peru),
Gtd. Notes, 144A
3.500%	08/02/28		355	349,455
				1,104,025
Pharmaceuticals — 0.0%
Cigna Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/30		215	218,619
Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
2.742%	12/31/39		222	219,547
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29(a)		604	642,535
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26		189	212,349
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
1.750%	09/30/27(a)		533	539,696
2.160%	03/31/34		410	403,266
2.625%	03/31/36		349	344,165
2.940%	09/30/40		300	299,901
3.250%	09/30/40(a)		459	463,423

A21

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	186	$232,534
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	134	163,273
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	64	67,311
3.800%	09/15/30(a)	484	515,955
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	184	205,560
4.500%	05/15/30	173	199,573
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	400	471,438
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	306,435
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	282	305,537
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26(a)	151	157,914
			5,750,412
Real Estate — 0.1%
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
5.600%	07/15/26	250	248,146
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.500%	02/01/24	200	164,285
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25	220	202,615
			615,046
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30	1,000	978,086
3.100%	06/15/50	253	246,717
3.550%	07/15/27	189	205,853
3.800%	08/15/29	21	23,254
Boston Properties LP,
Sr. Unsec’d. Notes
2.450%	10/01/33	598	582,567
2.550%	04/01/32(a)	399	399,299
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	116	129,183
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	263	264,208
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Equinix, Inc.,
Sr. Unsec’d. Notes
1.800%	07/15/27	500	$502,945
2.150%	07/15/30	488	477,361
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31(a)	525	533,237
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27(a)	284	299,224
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	447	462,894
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29	220	212,724
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30	170	180,608
			5,498,160
Retail — 0.1%
Grupo Axo SAPI de CV (Mexico),
Gtd. Notes, 144A
5.750%	06/08/26	200	205,304
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29	295	296,541
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.875%	04/15/30	98	111,561
			613,406
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	439	486,829
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	147	146,538
3.187%	11/15/36	96	95,721
3.469%	04/15/34	163	168,558
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.700%	05/01/25	20	20,911
			918,557
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30	286	292,889
3.500%	07/01/29	70	76,234
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	500	490,467

A22

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		300	$317,318
				1,176,908
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	09/15/53		98	97,036
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		240	244,827
PPF Telecom Group BV (Netherlands),
Sr. Sec’d. Notes, EMTN
3.250%	09/29/27	EUR	199	250,225
Switch Ltd.,
Gtd. Notes, 144A
4.125%	06/15/29		180	185,138
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes
5.875%	04/15/27		200	209,272
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31		431	432,798
4.375%	04/15/40		34	39,126
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes, 144A
6.375%	09/20/28		277	275,976
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28		83	84,263
2.550%	03/21/31		157	159,277
4.272%	01/15/36		500	588,756
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
5.125%	01/15/28		200	212,050
				2,778,744
Transportation — 0.2%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		200	246,515
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	02/10/31(a)		780	753,293
Sr. Unsec’d. Notes, EMTN
2.800%	02/10/31		200	193,152
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34		374	395,829
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
7.875%	07/15/26		200	202,676
8.250%	07/09/24		200	208,540
				2,000,005
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
3.375%	03/20/28	200	$206,299
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
5.750%	10/10/24	200	205,488

Total Corporate Bonds (cost $96,529,060)			99,360,241
Municipal Bonds — 0.1%
Florida — 0.1%
Escambia Cnty. Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	30,748
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	387,591
			418,339
Illinois — 0.0%
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	95,994
New Jersey — 0.0%
New Jersey Economic Development Authority,
Revenue Bonds, Series A
7.425%	02/15/29	176	225,679
Puerto Rico — 0.0%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth,
Taxable, Revenue Bonds, Series B
9.120%	06/01/22	100	102,269

Total Municipal Bonds (cost $820,776)			842,281
Residential Mortgage-Backed Securities — 0.0%
Fannie Mae REMICS,
Series 2010-43, Class AH
3.250%	05/25/40	5	5,049
Series 2014-10, Class KM
3.500%	09/25/43	14	15,081
Series 2014-35, Class CA
3.500%	06/25/44	7	8,040
Series 2017-33, Class LB
3.000%	05/25/39	15	15,599
Freddie Mac REMICS,
Series 4533, Class GA
3.000%	06/15/28	24	24,944
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	5	5,141
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	9	9,969

A23

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-03, Class MA
3.500%	10/25/58		12	$12,383
Series 2019-03, Class MV
3.500%	10/25/58		9	10,056
Series 2019-04, Class MA
3.000%	02/25/59		14	14,198
Series 2019-04, Class MV
3.000%	02/25/59		9	9,984

Total Residential Mortgage-Backed Securities (cost $126,583)				130,444
Sovereign Bonds — 4.5%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		200	206,497
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		200	205,218
9.125%	11/26/49		200	203,098
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
1.125%(cc)	07/09/35		256	83,424
2.000%(cc)	01/09/38		826	319,603
2.500%(cc)	07/09/41		1,008	369,084
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes
4.875%	01/19/32	EUR	100	115,508
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	184	212,534
6.875%	01/19/52	EUR	100	119,317
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		241	239,296
3.375%	08/20/50		203	203,643
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
5.000%	10/01/28	CLP	95,000	113,911
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/23	BRL	2,871	531,498
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		200	194,009
4.750%	01/14/50		465	411,826
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		284	265,181
4.500%	01/28/26(a)		400	429,285
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
7.000%	04/04/44		200	197,493
7.158%	03/12/45		225	225,468
Croatia Government International Bond (Croatia),
Unsec’d. Notes
1.750%	03/04/41	EUR	219	259,386
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		200	$218,585
5.875%	01/30/60		900	882,771
5.950%	01/25/27		200	224,681
6.400%	06/05/49		450	476,569
6.500%	02/15/48		200	214,035
7.450%	04/30/44		100	119,551
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		559	569,002
4.875%	09/23/32		484	494,896
5.300%	01/21/41		173	171,457
5.875%	01/30/60		514	504,160
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
0.500%(cc)	07/31/40		759	446,991
1.000%(cc)	07/31/35		783	516,347
5.000%(cc)	07/31/30		141	118,651
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40		363	213,896
1.000%(cc)	07/31/35		577	380,363
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		500	501,796
8.700%	03/01/49		400	387,974
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50		200	197,929
Sr. Unsec’d. Notes, 144A, MTN
5.800%	09/30/27		200	196,329
6.375%	04/11/31	EUR	100	113,553
7.053%	01/15/32		600	580,957
7.500%	02/16/61		271	237,929
7.600%	03/01/29		200	207,316
8.500%	01/31/47		750	724,574
Sr. Unsec’d. Notes, EMTN
7.053%	01/15/32		200	193,652
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		128	93,324
8.250%	04/10/32		184	137,028
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50		200	137,781
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.875%	02/01/28		420	451,489
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31(a)		372	346,305
Sr. Unsec’d. Notes, EMTN
4.000%	01/14/23		250	259,631
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		270	325,548
Sr. Unsec’d. Notes
7.875%	02/11/35		515	461,082
8.750%	03/11/61		200	178,114

A24

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		400	$432,003
6.125%	06/01/50		432	497,670
Sr. Unsec’d. Notes, 144A
3.700%	10/07/33		200	195,258
4.650%	10/07/41		200	194,916
4.900%	06/01/30		200	216,481
5.375%	04/24/32		200	222,737
6.125%	06/01/50		200	230,403
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	119	144,775
Sr. Unsec’d. Notes, 144A
2.125%	09/22/31		257	253,401
India Government Bond (India),
Bonds
7.170%	01/08/28	INR	10,580	150,651
7.270%	04/08/26	INR	14,490	207,215
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	171	191,888
3.400%	09/18/29		200	215,441
4.350%	01/11/48		409	455,469
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		200	219,195
4.750%	01/08/26		200	227,230
Indonesia Treasury Bond (Indonesia),
Bonds, Series 091
6.375%	04/15/32	IDR	4,085,000	288,193
Bonds, Series 092
7.125%	06/15/42	IDR	2,404,000	171,694
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	100	112,960
5.250%	03/22/30	EUR	250	300,229
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	285	321,937
6.625%	03/22/48	EUR	101	117,725
6.875%	10/17/40	EUR	402	497,517
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		400	556,387
8.000%	03/15/39		299	415,246
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.850%	07/07/30		370	383,985
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		200	219,034
8.250%	02/28/48		200	216,398
Mexican Bonos (Mexico),
Bonds, Series M
5.750%	03/05/26	MXN	12,400	573,836
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.450%	10/25/33	EUR	126	137,953
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.750%	04/19/71		273	$236,586
4.500%	01/31/50(a)		200	204,911
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
1.500%	11/27/31	EUR	100	107,014
2.000%	09/30/30	EUR	221	249,937
4.250%	12/11/22		200	206,740
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		456	433,373
4.000%	12/15/50		200	182,843
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38		420	415,523
7.875%	02/16/32		400	415,571
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		220	243,253
Sr. Unsec’d. Notes, 144A, MTN
6.125%	09/28/28		259	259,871
7.375%	09/28/33		325	327,548
North Macedonia Government International Bond (Macedonia),
Sr. Unsec’d. Notes, 144A
1.625%	03/10/28	EUR	268	303,104
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.250%	01/25/31		200	213,583
6.750%	01/17/48		300	296,476
7.000%	01/25/51		200	203,076
Sr. Unsec’d. Notes, 144A
6.250%	01/25/31		221	236,009
7.000%	01/25/51		400	406,153
Sr. Unsec’d. Notes, EMTN
6.000%	08/01/29		400	420,088
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A, MTN
6.000%	04/08/26		200	199,015
8.875%	04/08/51		200	201,331
Panama Bonos del Tesoro (Panama),
Sr. Unsec’d. Notes
3.362%	06/30/31		271	271,341
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes
3.750%	04/17/26		158	168,812
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		200	222,132
5.600%	03/13/48		200	231,738
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31		600	677,488
5.400%	03/30/50		400	458,697
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
1.200%	04/28/33	EUR	147	170,066
1.750%	04/28/41	EUR	340	392,977
Province of Santa Fe (Argentina),
Sr. Unsec’d. Notes
7.000%	03/23/23		150	138,750

A25

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.750%	04/16/30		300	$338,456
4.500%	04/23/28		300	349,929
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		550	670,898
4.817%	03/14/49		300	386,552
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32		400	442,293
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	872	53,800
Sr. Unsec’d. Notes, Series 2032
8.250%	03/31/32	ZAR	4,457	264,625
Sr. Unsec’d. Notes, Series R186
10.500%	12/21/26	ZAR	1,400	104,370
Sr. Unsec’d. Notes, Series R213
7.000%	02/28/31	ZAR	1,891	105,679
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		400	402,347
4.850%	09/30/29		200	205,653
5.750%	09/30/49		600	571,027
Republic of Uzbekistan International Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A
3.900%	10/19/31		200	195,301
Sr. Unsec’d. Notes, 144A, MTN
3.700%	11/25/30		246	239,057
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	302	340,200
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	200	215,833
2.750%	04/14/41	EUR	184	198,000
Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	274	310,606
2.124%	07/16/31	EUR	261	301,716
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	136	157,216
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		600	668,656
4.750%	05/27/26		800	901,052
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35		400	479,490
Rwanda International Government Bond (Rwanda),
Sr. Unsec’d. Notes, 144A
5.500%	08/09/31		200	208,437
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33(a)		434	422,428
Sr. Unsec’d. Notes, EMTN
4.500%	04/17/30		430	504,357
4.500%	10/26/46		450	520,062
4.625%	10/04/47		200	235,422
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		240	$250,210
6.750%	03/13/48		200	202,080
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	160	176,120
3.125%	05/15/27	EUR	177	225,326
Sr. Unsec’d. Notes, 144A, MTN
2.050%	09/23/36	EUR	268	291,781
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27		350	213,805
7.550%	03/28/30		200	122,127
7.850%	03/14/29		200	122,094
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24		200	127,537
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	03/13/25		400	387,095
4.250%	04/14/26		300	282,989
5.125%	02/17/28		300	284,750
5.250%	03/13/30		300	276,850
5.950%	01/15/31		400	378,085
6.375%	10/14/25		267	273,930
6.500%	09/20/33		332	318,911
6.875%	03/17/36		197	191,398
Turkiye Ihracat Kredi Bankasi A/S (Turkey),
Sr. Unsec’d. Notes
5.375%	10/24/23		200	204,611
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	05/31/40		771	838,364
7.253%	03/15/33		400	404,672
7.375%	09/25/32		600	612,716
7.750%	09/01/23		250	267,231
7.750%	09/01/24		300	325,156
7.750%	09/01/25		465	504,689
7.750%	09/01/26		397	430,335
7.750%	09/01/27		550	596,123
Sr. Unsec’d. Notes, 144A
6.876%	05/21/29		420	425,310
7.253%	03/15/33		466	471,443
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	8,032	214,523
4.375%	01/23/31		172	198,887
4.975%	04/20/55		662	830,133
5.100%	06/18/50		39	49,687
8.250%	05/21/31	UYU	7,677	181,639
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		546	604,631

Total Sovereign Bonds (cost $53,756,418)				54,130,078

A26

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 1.8%
Federal Home Loan Mortgage Corp.
2.500%	08/01/40	68	$71,871
3.000%	11/01/42	98	104,373
3.000%	11/01/46	243	256,622
3.000%	12/01/46	82	86,846
3.000%	02/01/50	36	37,967
3.000%	06/01/50	37	39,499
3.500%	04/01/32	65	70,408
3.500%	08/01/32	121	130,085
3.500%	07/01/42	23	25,276
3.500%	08/01/46	118	127,536
3.500%	05/01/49	10	10,742
4.000%	01/01/40	230	254,786
4.500%	08/01/46	55	60,072
Federal National Mortgage Assoc.
1.500%	TBA	250	252,168
1.500%	TBA	275	276,966
2.000%	TBA	400	411,953
2.000%	TBA	575	591,397
2.000%	TBA	1,725	1,722,642
2.000%	TBA	3,275	3,277,942
2.000%	TBA	575	576,550
2.000%	01/01/51	15	15,468
2.000%	02/01/51	25	24,740
2.500%	TBA	225	234,281
2.500%	TBA	375	386,646
2.500%	TBA	450	468,791
2.500%	TBA	2,875	2,958,667
2.500%	07/01/40	44	46,142
2.500%	11/01/46	23	23,607
2.500%	02/01/50	15	15,936
2.500%	02/01/50	33	33,844
2.500%	07/01/50	25	25,958
2.500%	07/01/50	44	45,599
3.000%	TBA	150	157,764
3.000%	TBA	200	209,273
3.000%	TBA	1,250	1,306,329
3.000%	11/01/28	7	7,863
3.000%	09/01/32	116	122,171
3.000%	08/01/33	32	33,534
3.000%	11/01/46	113	119,704
3.500%	TBA	751	794,476
3.500%	03/01/42	149	162,047
3.500%	03/01/46	6	6,628
3.500%	04/01/46	76	81,165
3.500%	06/01/46	178	190,930
3.500%	12/01/47	33	36,096
3.500%	05/01/49	33	35,767
4.000%	TBA	450	482,124
4.000%	06/01/39	264	289,601
4.000%	03/01/45	158	176,725
4.000%	02/01/46	59	64,521
4.000%	04/01/46	56	61,476
5.000%	11/01/33	46	52,556
5.000%	06/01/40	49	55,867
5.000%	10/01/41	80	91,232
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Government National Mortgage Assoc.
2.000%	TBA	275	$278,964
2.500%	TBA	400	412,922
2.500%	06/20/51	197	203,863
2.500%	07/20/51	298	307,227
2.500%	08/20/51	75	77,148
3.000%	TBA	550	574,621
3.000%	06/20/46	109	114,453
3.000%	09/20/47	19	19,964
3.000%	06/20/51	123	128,365
3.000%	08/20/51	125	130,483
3.500%	TBA	400	420,602
3.500%	TBA	400	420,727
3.500%	01/15/42	98	105,376
3.500%	04/20/46	48	51,306
3.500%	05/20/46	123	131,128
4.000%	TBA	475	504,066
4.500%	04/20/49	58	61,802
5.000%	06/20/48	34	36,777

Total U.S. Government Agency Obligations (cost $21,081,557)			21,183,023
U.S. Treasury Obligations — 2.7%
U.S. Treasury Bonds
1.125%	08/15/40	500	430,391
1.375%	11/15/40	1,450	1,302,961
1.625%	11/15/50	300	269,625
2.375%	11/15/49	3,000	3,194,531
2.500%	02/15/46	850	919,461
3.500%	02/15/39	496	617,985
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23	1,381	1,428,135
0.125%	07/15/24	1,932	2,061,948
0.375%	07/15/27	396	440,783
0.625%	01/15/26	804	887,648
0.750%	02/15/42	427	519,305
1.000%	02/15/48	467	619,914
1.375%	02/15/44	178	244,482
1.750%	01/15/28	414	498,817
2.125%	02/15/40	142	210,501
2.500%	01/15/29(k)	1,317	1,687,505
U.S. Treasury Notes
0.125%	12/31/22	3,875	3,874,395
0.375%	12/31/25	1,200	1,176,000
1.375%	01/31/22(k)	4,400	4,419,078
1.375%	01/31/25(k)	8,100	8,305,031

Total U.S. Treasury Obligations (cost $33,101,782)			33,108,496

Total Long-Term Investments (cost $853,294,133)			1,066,432,867

Shares
Short-Term Investments — 16.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	148,782,359	148,782,359

A27

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $55,018,789; includes $55,016,003 of cash collateral for securities on loan)(b)(wa)	55,051,820	$55,018,789

Total Short-Term Investments (cost $203,801,148)		203,801,148

TOTAL INVESTMENTS—105.1% (cost $1,057,095,281)		1,270,234,015

Liabilities in excess of other assets(z) — (5.1)%		(61,090,557)

Net Assets — 100.0%		$1,209,143,458

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
RUB	Russian Ruble
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PIPE	Private Investments in Public Equity
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XHKG	Hong Kong Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $32,123 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,439,574; cash collateral of $55,016,003 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
19	2 Year U.S. Treasury Notes	Dec. 2021	$4,181,039	$(1,997)
38	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	7,260,375	(193,484)
A28

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
418	Mini MSCI EAFE Index	Dec. 2021	$47,380,300	$(2,345,206)
331	S&P 500 E-Mini Index	Dec. 2021	71,127,763	(2,501,796)
				(5,042,483)
Short Position:
50	10 Year U.S. Ultra Treasury Notes	Dec. 2021	7,262,500	132,804
				$(4,909,679)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/04/21	Barclays Bank PLC	BRL	912	$167,627	$167,300	$—	$(327)
Expiring 10/04/21	Goldman Sachs International	BRL	2,280	442,032	418,346	—	(23,686)
Expiring 10/04/21	Goldman Sachs International	BRL	942	173,180	172,843	—	(337)
Expiring 10/04/21	Goldman Sachs International	BRL	814	150,145	149,318	—	(827)
Expiring 10/04/21	Goldman Sachs International	BRL	650	119,498	119,265	—	(233)
Expiring 10/04/21	Goldman Sachs International	BRL	362	66,551	66,421	—	(130)
Expiring 10/04/21	Goldman Sachs International	BRL	228	41,917	41,834	—	(83)
Chilean Peso,
Expiring 10/08/21	Goldman Sachs International	CLP	108,126	140,613	133,260	—	(7,353)
Expiring 11/02/21	Citibank, N.A.	CLP	54,880	70,000	67,465	—	(2,535)
China Yuan,
Expiring 10/08/21	Goldman Sachs International	CNY	746	114,736	115,392	656	—
Euro,
Expiring 10/08/21	BNP Paribas S.A.	EUR	142	168,404	164,513	—	(3,891)
Expiring 10/08/21	BNP Paribas S.A.	EUR	125	145,939	144,286	—	(1,653)
Expiring 10/08/21	Citibank, N.A.	EUR	106	125,381	122,928	—	(2,453)
Expiring 10/08/21	Goldman Sachs International	EUR	41	48,051	47,286	—	(765)
Expiring 10/08/21	HSBC Bank PLC	EUR	175	207,394	202,698	—	(4,696)
Expiring 10/08/21	HSBC Bank PLC	EUR	107	126,139	123,589	—	(2,550)
Expiring 10/08/21	HSBC Bank PLC	EUR	71	83,751	82,142	—	(1,609)
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	EUR	284	335,695	329,052	—	(6,643)
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	EUR	53	61,782	61,003	—	(779)
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	EUR	7	8,826	8,643	—	(183)
Expiring 10/08/21	Merrill Lynch International	EUR	154	179,479	177,938	—	(1,541)
Expiring 10/08/21	UBS AG	EUR	79	93,636	91,707	—	(1,929)
Hungarian Forint,
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	HUF	67,649	222,509	217,969	—	(4,540)
Expiring 10/08/21	State Street Bank & Trust Company	HUF	18,651	62,858	60,095	—	(2,763)
Indian Rupee,
Expiring 12/14/21	Barclays Bank PLC	INR	13,127	177,272	175,340	—	(1,932)
Expiring 12/14/21	Goldman Sachs International	INR	2,720	36,599	36,332	—	(267)
Israeli Shekel,
Expiring 10/08/21	BNP Paribas S.A.	ILS	103	31,798	31,950	152	—
Expiring 10/08/21	Citibank, N.A.	ILS	129	39,820	40,015	195	—
Expiring 10/08/21	Goldman Sachs International	ILS	235	72,531	72,895	364	—
Expiring 10/08/21	Goldman Sachs International	ILS	155	47,838	48,080	242	—
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	ILS	130	40,128	40,325	197	—
Mexican Peso,
Expiring 10/08/21	HSBC Bank PLC	MXN	9,780	485,863	473,111	—	(12,752)
A29

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 10/28/21	Goldman Sachs International	RUB	12,562	$167,905	$171,878	$3,973	$—
Expiring 10/28/21	Goldman Sachs International	RUB	8,283	110,712	113,331	2,619	—
Expiring 10/28/21	Goldman Sachs International	RUB	4,169	55,724	57,042	1,318	—
Expiring 01/31/22	Morgan Stanley & Co. International PLC	RUB	12,632	169,694	169,650	—	(44)
Expiring 01/31/22	Morgan Stanley & Co. International PLC	RUB	4,177	56,040	56,098	58	—
				$4,848,067	$4,771,340	9,774	(86,501)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/04/21	Barclays Bank PLC	BRL	912	$173,200	$167,300	$5,900	$—
Expiring 10/04/21	Goldman Sachs International	BRL	2,280	419,164	418,346	818	—
Expiring 10/04/21	Goldman Sachs International	BRL	942	178,190	172,843	5,347	—
Expiring 10/04/21	Goldman Sachs International	BRL	814	149,610	149,318	292	—
Expiring 10/04/21	Goldman Sachs International	BRL	650	122,588	119,265	3,323	—
Expiring 10/04/21	Goldman Sachs International	BRL	362	67,336	66,420	916	—
Expiring 10/04/21	Goldman Sachs International	BRL	228	41,787	41,835	—	(48)
Expiring 12/02/21	Goldman Sachs International	BRL	814	148,659	147,852	807	—
Chilean Peso,
Expiring 11/02/21	Barclays Bank PLC	CLP	96,187	126,495	118,244	8,251	—
Expiring 11/02/21	Barclays Bank PLC	CLP	59,790	78,630	73,501	5,129	—
Chinese Renminbi,
Expiring 10/08/21	Morgan Stanley & Co. International PLC	CNH	746	114,041	115,621	—	(1,580)
Euro,
Expiring 10/08/21	BNP Paribas S.A.	EUR	49	57,601	56,768	833	—
Expiring 10/08/21	Citibank, N.A.	EUR	200	236,245	231,959	4,286	—
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	EUR	274	324,775	317,281	7,494	—
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	EUR	259	305,405	300,543	4,862	—
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	EUR	100	118,024	115,854	2,170	—
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	EUR	99	117,106	115,125	1,981	—
Expiring 10/08/21	Morgan Stanley & Co. International PLC	EUR	7,448	8,817,585	8,628,761	188,824	—
Expiring 10/08/21	State Street Bank & Trust Company	EUR	199	236,208	230,307	5,901	—
Hungarian Forint,
Expiring 10/08/21	BNP Paribas S.A.	HUF	15,973	52,121	51,466	655	—
Indonesian Rupiah,
Expiring 11/22/21	Barclays Bank PLC	IDR	835,389	58,256	57,984	272	—
Expiring 11/22/21	JPMorgan Chase Bank, N.A.	IDR	5,767,835	403,063	400,339	2,724	—
Mexican Peso,
Expiring 10/08/21	BNP Paribas S.A.	MXN	5,758	286,565	278,559	8,006	—
Expiring 10/08/21	BNP Paribas S.A.	MXN	4,303	214,400	208,153	6,247	—
Expiring 10/08/21	BNP Paribas S.A.	MXN	3,498	174,961	169,198	5,763	—
Expiring 10/08/21	BNP Paribas S.A.	MXN	2,188	106,509	105,843	666	—
South African Rand,
Expiring 10/08/21	Goldman Sachs International	ZAR	2,537	172,426	168,260	4,166	—
Expiring 10/08/21	UBS AG	ZAR	5,973	403,582	396,215	7,367	—
				$13,704,532	$13,423,160	283,000	(1,628)
						$292,774	$(88,129)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A30